Submission	Mar. 20, 2025
Submission [Line Items]
Central Index Key	0000827054
Registrant Name	Microchip Technology Incorporated
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES